SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On October 30, 2023, the Company entered into a Securities Purchase Agreement with an institutional investor (the “Holder”) pursuant to which the Company sold an aggregate of approximately $4.0 million of securities of the Company in a private placement, such securities consisting of shares of the Company’s common stock, par value $0.0001 (or, in lieu of a Share, a pre-funded warrant to purchase one share of Common Stock), (ii) a Series A Warrant to purchase up to 980,393 shares of Common Stock and (iii) a Series B Warrant to purchase up to 980,393 shares of Common Stock with an exercise price of $3.83 per share. The private placement closed on November 2, 2023. As of January 31, 2024, all of the pre-funded warrants granted as part of the private placement were exercised.

On February 14, 2024, the Company entered into a warrant inducement letter agreement (the “Inducement Agreement”) with the Holder pursuant to which the Holder agreed to exercise for cash the entirety of the Series B Warrant at an exercise price of $4.02 per share (with such exercise price being established for purposes of compliance with the listing rules of the Nasdaq Stock Market), resulting in gross proceeds to the Company of approximately $4.0 million. The resale of the shares of Common Stock underlying the Series B Warrant has been registered pursuant to a Registration Statement on Form S-1 (File No. 333-275726), which became effective with the Securities and Exchange Commission (“SEC”) on December 1, 2023.

Pursuant to the Inducement Agreement, in consideration for the immediate exercise of the Series B Warrant in full, the Company agreed to issue to the Holder, in a new private placement transaction (the “Inducement Transaction”): (i) a 5-year, Series B-1 Common Stock Purchase Warrant to purchase 735,296 shares of Common Stock at an exercise price of $5.05 per share, and (ii) an 18-month, Series B-2 Common Stock Purchase Warrant to purchase 735,296 shares of Common Stock at an exercise price of $5.05 per share (collectively, the “Inducement Warrants” and such aggregate 1,470,592 shares of Common Stock underlying the Inducement Warrants, the “Inducement Warrant Shares”). The Inducement Warrants are identical to each other, other than their dates of expiration, and are substantially identical to the Series B Warrant.

The Inducement Transaction closed on February 20, 2024. The Company intends to use the net proceeds received for general working capital and general corporate purposes.

The terms of the Inducement Agreement require the Company to file a registration statement registering the Inducement Warrant Shares for resale (“Resale Registration Statement”) no later than April 5, 2024 and to use commercially reasonable best efforts to cause the Resale Registration Statement to be effective within 60 calendar days following the filing.

The Company further agreed that until forty-five (45) days after the closing date of the Inducement Transaction, it will not (other than in connection with limited enumerated exceptions) issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or Common Stock equivalents or file any registration statement or any amendment or supplement (other than the Resale Registration Statement). The Company is further prohibited from entering into any “variable rate transaction” for a period of six months from the effective date of the Resale Registration Statement.

The Inducement Warrants contain (i) customary stock-based anti-dilution protection, (ii) a cashless exercise provision in the event the Inducement Warrant Shares are not registered for resale at the time of exercise, (iii) beneficial ownership limitations that may be waived at the option of the Holder upon 61 days’ notice to the Company, (iv) a put right granting the Holder the right to require the Company or its successor to redeem the Inducement Warrants in cash for their Black-Scholes value in the event of a Fundamental Transaction (as defined in the Inducement Warrants) and (v) other customary provisions for warrants of this type.